Schedule of investments
Optimum Large Cap Value Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.93%♦
Communication Services — 6.75%
Alphabet Class A †	11,698	$20,502,383
Comcast Class A	956,292	50,109,701
Discovery Class A †	381,685	11,484,901
Verizon Communications	388,420	22,819,675
Walt Disney †	77,991	14,130,409
		119,047,069
Consumer Discretionary — 4.27%
AutoZone †	6,517	7,725,513
Darden Restaurants	71,274	8,490,159
General Motors	266,333	11,090,106
Lowe's	131,434	21,096,471
Marriott International Class A	25,786	3,401,689
PulteGroup	185,826	8,012,817
Target	87,806	15,500,393
		75,317,148
Consumer Staples — 5.49%
Archer-Daniels-Midland	101,634	5,123,370
Colgate-Palmolive	22,975	1,964,592
Danone	44,976	2,953,840
Diageo	323,202	12,720,148
J M Smucker	20,572	2,378,123
Kimberly-Clark	54,377	7,331,651
Mondelez International Class A	234,058	13,685,371
Nestle	132,329	15,642,785
PepsiCo	125,498	18,611,353
Philip Morris International	51,679	4,278,505
Procter & Gamble	57,500	8,000,550
Reckitt Benckiser Group	44,694	3,998,408
		96,688,696
Energy — 3.08%
Chevron	206,149	17,409,283
ConocoPhillips	405,291	16,207,587
EOG Resources	224,825	11,212,023
Phillips 66	85,898	6,007,706
Pioneer Natural Resources	30,802	3,508,040
		54,344,639
Financials — 24.01%
Allstate	88,536	9,732,762
American Express	144,243	17,440,421
Aon Class A	96,373	20,360,724
Bank of America	889,281	26,954,107
Berkshire Hathaway Class B †	43,275	10,034,174
BlackRock	38,948	28,102,540
Charles Schwab	227,218	12,051,643
Chubb	120,576	18,559,058
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financials (continued)
Citigroup	293,786	$18,114,845
Goldman Sachs Group	46,756	12,330,025
Hartford Financial Services Group	212,190	10,393,066
Intercontinental Exchange	108,616	12,522,339
JPMorgan Chase & Co.	572,979	72,808,441
Marsh & McLennan	142,579	16,681,743
Moody's	17,099	4,962,814
Morgan Stanley	47,490	3,254,490
Nasdaq	94,551	12,550,700
PNC Financial Services Group	69,759	10,394,091
Prudential Financial	151,256	11,808,556
State Street	268,287	19,525,928
T Rowe Price Group	34,078	5,159,068
Travelers	165,169	23,184,773
Truist Financial	431,874	20,699,721
US Bancorp	278,589	12,979,461
Willis Towers Watson	59,290	12,491,217
		423,096,707
Healthcare — 17.67%
Abbott Laboratories	127,751	13,987,457
AbbVie	107,912	11,562,771
AmerisourceBergen	95,258	9,312,422
Boston Scientific †	211,233	7,593,826
Bristol-Myers Squibb	209,211	12,977,358
Cigna	136,415	28,398,875
Danaher	67,458	14,985,120
Eli Lilly and Co.	49,927	8,429,675
Hill-Rom Holdings	85,401	8,366,736
Johnson & Johnson	347,252	54,650,520
McKesson	47,043	8,181,719
Medtronic	401,016	46,975,014
Merck & Co.	270,653	22,139,415
Pfizer	393,537	14,486,097
Roche Holding	12,029	4,189,684
Thermo Fisher Scientific	72,277	33,665,181
UnitedHealth Group	32,771	11,492,134
		311,394,004
Industrials — 14.95%
Canadian National Railway	51,569	5,664,855
Caterpillar	66,486	12,101,782
Eaton	108,571	13,043,720
Equifax	44,139	8,511,765
Honeywell International	184,316	39,204,013
Illinois Tool Works	76,467	15,590,092
Johnson Controls International	216,798	10,100,619

NQ-OPTLV [12/20] 2/21 (1511863)    1

Schedule of investments
Optimum Large Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials (continued)
Kansas City Southern	58,057	$11,851,175
Lockheed Martin	45,497	16,150,525
Masco	128,684	7,068,612
Northrop Grumman	90,122	27,461,976
Otis Worldwide	41,460	2,800,623
Owens Corning	100,418	7,607,668
Parker-Hannifin	57,238	15,592,203
Quanta Services	183,380	13,207,027
Raytheon Technologies	82,919	5,929,538
Stanley Black & Decker	59,119	10,556,289
Textron	179,773	8,688,429
Trane Technologies	128,587	18,665,689
Union Pacific	65,987	13,739,813
		263,536,413
Information Technology — 9.57%
Accenture Class A	89,895	23,481,473
Analog Devices	46,065	6,805,182
Apple	43,368	5,754,500
Broadcom	20,583	9,012,266
Cisco Systems	203,369	9,100,763
Fidelity National Information Services	81,301	11,500,839
Fiserv †	111,338	12,676,945
Global Payments	58,809	12,668,635
Intel	273,294	13,615,507
Micron Technology †	157,360	11,830,325
Microsoft	39,546	8,795,821
NXP Semiconductors	58,080	9,235,301
ON Semiconductor †	350,085	11,458,282
Texas Instruments	137,943	22,640,585
		168,576,424
Materials — 4.07%
Air Products and Chemicals	44,748	12,226,048
DuPont de Nemours	104,331	7,418,977
Huntsman	325,698	8,188,048
Martin Marietta Materials	38,414	10,908,424
PPG Industries	110,277	15,904,149
Sherwin-Williams	14,631	10,752,468
Westrock	146,156	6,362,171
		71,760,285
Real Estate — 2.01%
American Tower	33,881	7,604,929
Boston Properties	82,304	7,780,197
Equity LifeStyle Properties	61,173	3,875,921
Prologis	131,670	13,122,232
Public Storage	13,380	3,089,844
		35,473,123
	Number of shares	Value (US $)
Common Stock♦ (continued)
Utilities — 6.06%
American Electric Power	198,875	$16,560,321
Dominion Energy	140,134	10,538,077
DTE Energy	102,961	12,500,495
Duke Energy	359,373	32,904,192
Southern	262,769	16,141,900
Xcel Energy	271,671	18,112,305
		106,757,290
Total Common Stock (cost $1,256,956,338)		1,725,991,798

Short-Term Investments — 1.96%
Money Market Mutual Funds — 1.96%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	8,644,077	8,644,077
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	8,644,076	8,644,076
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	8,644,076	8,644,076
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	8,644,077	8,644,077
Total Short-Term Investments (cost $34,576,306)		34,576,306

Total Value of Securities—99.89% (cost $1,291,532,644)		1,760,568,104
Receivables and Other Assets Net of Liabilities—0.11%		1,960,852
Net Assets Applicable to 98,608,880 Shares Outstanding—100.00%		$1,762,528,956
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-OPTLV [12/20] 2/21 (1511863)